SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

Deutsche LifeCompass Retirement Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund

The following information replaces the disclosure contained in Part I: APPENDIX I-K – UNDERLYING FUNDS OF DEUTSCHE LIFECOMPASS RETIREMENT FUND, DEUTSCHE LIFECOMPASS 2015 FUND, DEUTSCHE LIFECOMPASS 2020 FUND, DEUTSCHE LIFECOMPASS 2030 FUND AND DEUTSCHE LIFECOMPASS 2040 FUND, in the funds’ Statement of Additional Information:

The following are the Deutsche mutual funds and ETFs in which the funds may invest. Each Deutsche mutual fund is managed by Deutsche Investment Management Americas Inc. The other named investment vehicles are managed by the advisor indicated.

Central Cash Management Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI® International Fund
Deutsche CROCI® Sector Opportunities Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche Equity Dividend Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche Mid Cap Growth Fund

Deutsche Mid Cap Value Fund
Deutsche Money Market Prime Series — Deutsche Cash Investment Trust
Deutsche Money Market Series — Institutional Shares
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Short Duration Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche Ultra-Short Duration Fund
Deutsche U.S. Bond Index Fund
Deutsche World Dividend Fund

series of db-X Exchange-Traded Funds Inc. (managed by DBX Strategic Advisors LLC)
series of DBX ETF Trust (managed by DBX Advisors LLC)

Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC and DBX Advisors LLC are all subsidiaries of Deutsche Bank AG.

Please Retain This Supplement for Future Reference

February 20, 2015
SAISTKR-193